Taxation (Details) - Schedule of tax effect of major unrecognized temporary differences - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Deductible temporary differences
Employee benefit plan	SFr 113,106	SFr 99,162
Derivative financial instruments	36,973
Other accounts payable	258,303
Stock option plans		568
Total potential tax assets	408,382	99,730
Taxable unrecognized temporary differences
Convertible loan	19,359
Total unrecognized potential tax liabilities	19,359
Offsetting potential tax liabilities with potential tax assets	(19,359)
Net potential tax assets from temporary differences not recognized	389,023	99,730
Potential tax assets from loss carry-forwards not recognized	14,896,367	19,611,272
Total potential tax assets from loss carry-forwards and temporary differences not recognized	SFr 15,285,390	SFr 19,711,002